UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Comprehensive loss:
Net (loss) income	$ (21,643)	$ (37,405)
Other comprehensive income (loss) - Foreign currency adjustment, net of tax	(2,248)	(228)
Comprehensive (loss) income	$ (23,891)	$ (37,633)